Consideration Paid, Amounts of the Assets Acquired and Liabilities Assumed, as well as the Fair Value of the Noncontrolling Interests in Shinko at the Acquisition Date (Parenthetical) (Detail) (Shinko Securities Company Limited)
1 Months Ended
May 07, 2009
Business Acquisition [Line Items]
Equity instruments, common shares of MHSC	3,451,755
Customer relationships
Business Acquisition [Line Items]
Customer relationships, weighted-average amortization period	16